RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Schedule of Related Party Transactions
The table below details, on an aggregated basis, key management personnel compensation:

	2022 £m	2021 £m	2020 £m
Compensation
Salaries and other short-term benefits	12	10	13
Post-employment benefits	–	–	–
Share-based payments	16	15	13
Total compensation	28	25	26

	2022 million	2021 million	2020 million
Share option plans
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

	2022 million	2021 million	2020 million
Share plans
At 1 January	74	117	101
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	29	19	46
Exercised/lapsed (includes entitlements of former key management personnel)	(31)	(62)	(30)
At 31 December	72	74	117
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2022 £m	2021 £m	2020 £m
Loans
At 1 January	3	2	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(2)	–	–
At 31 December	2	3	2

	2022 £m	2021 £m	2020 £m
Deposits
At 1 January	11	10	23
Placed (includes deposits of appointed key management personnel)	37	26	25
Withdrawn (includes deposits of former key management personnel)	(38)	(25)	(38)
At 31 December	10	11	10